Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses as of June 30, 2024 and December 31, 2023 consisted of:
	June 30, 2024	December 31, 2023
	(Unaudited)
Deferred bonus and salaries payable	$-	$451,660
Research and development expenses payable	990,551	1,162,155
Professional fees payable	144,390	175,324
Cost of healthcare services payable	3,183	61,826
Insurance expenses payable	-	27,463
Others	10,111	15,913
	$1,148,235	$1,894,341